Accounting policies - Credit and debt valuation adjustments (CVA, DVA) (Details) € in Millions	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Amount of CVA	€ 302.2
Change in CVA (as a percent)	(13.90%)
Amount of DVA	€ 192.5
Change in DVA (as a percent)	(26.20%)
Minimum
Disclosure of detailed information about financial instruments [line items]
Credit spread change (as a percent)	30.00%